UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                     ---------

                 First Trust/Aberdeen Emerging Opportunity Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2011
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b)
March 31, 2011 (Unaudited)


    SHARES                         DESCRIPTION                         VALUE
---------------  ------------------------------------------------  -------------

COMMON STOCKS - 45.7%

                 BRAZIL - 8.6%
         94,924  Banco Bradesco S.A., ADR .......................  $   1,969,673
         28,000  Lojas Renner S.A. ..............................        911,353
         33,000  Multiplan Empreendimentos Imobiliarios S.A. ....        674,088
         58,000  Petroleo Brasileiro S.A., ADR ..................      2,061,320
         96,500  Souza Cruz S.A. ................................      1,004,808
         84,000  Ultrapar Participacoes S.A., Preference Shares .      1,391,725
         78,100  Vale S.A., Preference Shares, ADR ..............      2,305,512
                                                                   -------------
                                                                      10,318,479
                                                                   -------------

                 CHILE - 0.8%
         11,600  Banco Santander Chile S.A., ADR ................      1,006,300
                                                                   -------------

                 CHINA - 5.1%
        185,000  China Mobile Ltd. ..............................      1,704,082
        200,000  Hang Lung Group Ltd. ...........................      1,238,023
        920,000  PetroChina Co., Ltd., H Shares .................      1,393,271
        640,000  Swire Pacific Ltd., B Shares ...................      1,764,858
                                                                   -------------
                                                                       6,100,234
                                                                   -------------

                 HONG KONG - 0.6%
        229,600  Aia Group Ltd. .................................        706,936
                                                                   -------------

                 HUNGARY - 1.0%
          5,500  Richter Gedeon Nyrt ............................      1,143,315
                                                                   -------------

                 INDIA - 4.7%
         32,000  Bharti Airtel Ltd. .............................        256,459
         20,000  GlaxoSmithKline Pharmaceuticals Ltd. ...........        925,194
         13,000  Grasim Industries Ltd. .........................        716,217
         29,000  Hero Honda Motors Ltd. .........................      1,033,615
         59,000  Hindustan Unilever Ltd. ........................        379,839
         57,500  Housing Development Finance Corp., Ltd. ........        904,115
         20,000  ICICI Bank Ltd. ................................        500,594
         10,000  Infosys Technologies Ltd. ......................        726,830
          7,428  UltraTech Cement Ltd. ..........................        188,469
                                                                   -------------
                                                                       5,631,332
                                                                   -------------

                 INDONESIA - 1.3%
        230,000  PT Astra International Tbk .....................      1,505,599
                                                                   -------------

                 ITALY - 1.0%
         23,600  Tenaris S.A., ADR ..............................      1,167,256
                                                                   -------------

                 KAZAKHSTAN - 0.0%
      1,219,876  BTA Bank JSC (c)................................         50,268
                                                                   -------------

                 MALAYSIA - 1.8%
         70,300  British American Tobacco Malaysia Berhad .......      1,115,516
        249,000  Public Bank Berhad .............................      1,080,267
                                                                   -------------
                                                                       2,195,783
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b) - (Continued)
March 31, 2011 (Unaudited)


    SHARES                         DESCRIPTION                         VALUE
---------------  ------------------------------------------------  -------------

COMMON STOCKS - (CONTINUED)

                 MEXICO - 3.6%
         27,900 Fomento Economico Mexicano, S.A.B. de C.V., ADR $ 1,637,730 40,000 Grupo Aeroportuario del Centro Norte, S.A.B. de
                    C.V., ADR ...................................        602,400
        316,000  Grupo Financiero Banorte, S.A.B. de C.V.,
                    O Shares ....................................      1,487,753
         92,000  Kimberly-Clark de Mexico, S.A.B. de C.V.,
                    A Shares ....................................        572,290
                                                                   -------------
                                                                       4,300,173
                                                                   -------------

                 PHILIPPINES - 1.3%
      1,188,602  Bank of the Philippine Islands .................      1,567,914
                                                                   -------------

                 POLAND - 0.8%
         16,000  Bank Pekao S.A. ................................        959,008
                                                                   -------------

                 RUSSIA - 1.4%
         23,500  LUKOIL, ADR ....................................      1,677,665
                                                                   -------------

                 SOUTH AFRICA - 2.6%
         89,000  Massmart Holdings Ltd. .........................      1,844,727
        119,729  Truworths International Ltd. ...................      1,247,730
                                                                   -------------
                                                                       3,092,457
                                                                   -------------

                 SOUTH KOREA - 2.8%
         27,008  BS Financial Group, Inc. (c)....................        391,474
          4,600  Samsung Electronics Co., Ltd., Preference Shares      2,620,903
          1,700  Shinsegae Co., Ltd. ............................        404,485
                                                                   -------------
                                                                       3,416,862
                                                                   -------------

                 TAIWAN - 2.4%
        569,450  Taiwan Mobile Co., Ltd. ........................      1,340,042
        643,953  Taiwan Semiconductor Manufacturing Co., Ltd. ...      1,546,021
                                                                   -------------
                                                                       2,886,063
                                                                   -------------

                 THAILAND - 2.8%
        250,000  PTT Exploration and Production Public Co., Ltd.       1,487,849
        107,000  Siam Cement Public (The) Co., Ltd. .............      1,340,817
        160,600  Siam Commercial Bank PCL .......................        562,857
                                                                   -------------
                                                                       3,391,523
                                                                   -------------

                 TURKEY - 2.0%
         73,635  Akbank TAS .....................................        357,670
        253,000  Aksigorta AS ...................................        319,517
         27,220  Bim Birlesik Magazalar AS ......................        916,706
        181,150  Haci Omer Sabanci Holding AS ...................        842,366
                                                                   -------------
                                                                       2,436,259
                                                                   -------------

                 UNITED KINGDOM - 1.1%
         51,408  Standard Chartered PLC .........................      1,333,527
                                                                   -------------
                 TOTAL COMMON STOCKS ............................     54,886,953
                 (Cost $34,571,097)                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b) - (Continued)
March 31, 2011 (Unaudited)


   PRINCIPAL
     VALUE
    (LOCAL                                                   STATED     STATED        VALUE
   CURRENCY)                    DESCRIPTION                  COUPON    MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------  ----------  -------------

FOREIGN SOVEREIGN BONDS AND NOTES - 37.3%

                 ARGENTINA - 2.1%
      2,606,524  Republic of Argentina (ARS) (d)..........    5.16%    02/04/18   $   1,352,208
      1,250,000  Republic of Argentina (USD) .............    7.00%    04/17/17       1,124,158
                                                                                  -------------
                                                                                      2,476,366
                                                                                  -------------

                 BELARUS - 0.3%
        130,000  Republic of Belarus (USD) ...............    8.75%    08/03/15         116,188
        230,000  Republic of Belarus (USD) ...............    8.95%    01/26/18         201,100
                                                                                  -------------
                                                                                        317,288
                                                                                  -------------

                 BRAZIL - 4.3%
        730,000  Brazil Notas do Tesouro Nacional Series F
                    (BRL) ................................   10.00%    01/01/13         428,857
      4,070,000  Brazil Notas do Tesouro Nacional Series F
                    (BRL) ................................   10.00%    01/01/17       2,211,624
      4,910,000  Brazil Notas do Tesouro Nacional Series F
                    (BRL) ................................   10.00%    01/01/21       2,551,284
                                                                                  -------------
                                                                                      5,191,765
                                                                                  -------------

                 DOMINICAN REPUBLIC - 0.5%
        528,000  Dominican Republic (USD) ................    8.63%    04/20/27         558,360
                                                                                  -------------

                 EL SALVADOR - 1.0%
        740,000  Republic of El Salvador (USD) ...........    7.65%    06/15/35         741,110
        520,000  Republic of El Salvador (USD) ...........    7.63%    02/01/41         513,500
                                                                                  -------------
                                                                                      1,254,610
                                                                                  -------------

                 HUNGARY - 3.4%
    227,370,000  Hungary Government Bond (HUF) ...........    6.00%    10/24/12       1,209,084
     87,000,000  Hungary Government Bond (HUF) ...........    5.50%    02/12/16         439,123
    332,000,000  Hungary Government Bond (HUF) ...........    6.50%    06/24/19       1,702,722
        700,000  Republic of Hungary (USD) ...............    7.63%    03/29/41         704,200
                                                                                  -------------
                                                                                      4,055,129
                                                                                  -------------

                 INDONESIA - 3.3%
 11,230,000,000  Indonesian Government Bond (IDR) ........   10.75%    05/15/16       1,456,449
  9,600,000,000  Indonesian Government Bond (IDR) ........   10.00%    07/15/17       1,222,753
  9,500,000,000  Indonesian Government Bond (IDR) ........   10.50%    08/15/30       1,209,938
    900,000,000  Indonesian Government Bond (IDR) ........    9.50%    07/15/31         105,080
                                                                                  -------------
                                                                                      3,994,220
                                                                                  -------------

                 IVORY COAST - 1.2%
      2,980,000  Ivory Coast Government Bond (USD) .......    2.50%    12/31/32       1,408,050
                                                                                  -------------

                 LITHUANIA - 1.2%
      1,140,000  Republic of Lithuania (USD) .............    7.38%    02/11/20       1,275,375
        180,000  Republic of Lithuania (USD) .............    6.13%    03/09/21         184,041
                                                                                  -------------
                                                                                      1,459,416
                                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

                                                                          Page 3



FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b) - (Continued)
March 31, 2011 (Unaudited)


   PRINCIPAL
     VALUE
    (LOCAL                                                   STATED     STATED        VALUE
   CURRENCY)                    DESCRIPTION                  COUPON    MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------  ----------  -------------

FOREIGN SOVEREIGN BONDS AND NOTES - (CONTINUED)

                 MALAYSIA - 1.1%
      2,500,000  Malaysia Government Bond (MYR) ..........    3.21%    05/31/13   $     825,411
      1,700,000  Malaysia Government Bond (MYR) ..........    4.01%    09/15/17         567,427
                                                                                  -------------
                                                                                      1,392,838
                                                                                  -------------

                 MEXICO - 4.0%
     36,850,000  Mexican Bonos Desarr Fixed Rate Bond
                    (MXN) ...............................    8.00%    06/11/20       3,215,501
      5,200,000  Mexican Bonos Desarr Fixed Rate Bond
                    (MXN) ...............................    8.00%    12/07/23         444,654
     12,800,000  Mexican Bonos Desarr Fixed Rate Bond
                    (MXN) ...............................    7.50%    06/03/27       1,017,268
      1,840,000  Mexican Bonos Desarr Fixed Rate Bond
                    (MXN) ...............................   10.00%    11/20/36         179,461
                                                                                  -------------
                                                                                      4,856,884
                                                                                  -------------

                 PAKISTAN - 0.1%
        100,000  Islamic Republic of Pakistan (USD) ......    6.88%    06/01/17          82,250
                                                                                  -------------

                 POLAND - 1.3%
      2,600,000  Poland Government Bond (PLN) ............    5.50%    10/25/19         875,729
      2,140,000  Poland Government Bond (PLN) ............    5.75%    09/23/22         716,246
                                                                                  -------------
                                                                                      1,591,975
                                                                                  -------------

                 QATAR - 0.4%
        450,000  State of Qatar (USD) ....................    5.25%    01/20/20         469,350
                                                                                  -------------

                 SOUTH AFRICA - 6.5%
        520,000  Eskom Holdings Ltd. (USD) ...............    5.75%    01/26/21         529,100
     34,900,000  Republic of South Africa (ZAR) ..........    8.25%    09/15/17       5,117,856
     12,870,000  Republic of South Africa (ZAR) ..........   10.50%    12/21/26       2,144,049
                                                                                  -------------
                                                                                      7,791,005
                                                                                  -------------

                 TURKEY - 3.1%
         80,000  Republic of Turkey (USD) ................    7.25%    03/05/38          88,700
        360,000  Republic of Turkey (USD) ................    6.75%    05/30/40         375,300
      4,700,000  Turkey Government Bond (TRY) ............   16.00%    03/07/12       3,235,711
                                                                                  -------------
                                                                                      3,699,711
                                                                                  -------------

                 UKRAINE - 0.1%
         80,000  Ukraine Government Bond (USD) ...........    6.58%    11/21/16          81,520
                                                                                  -------------

                 URUGUAY - 1.0%
     14,600,000  Republic Orient Uruguay, Inflation
                    Adjusted Bond (UYU) (e)...............    5.00%    09/14/18       1,250,672
                                                                                  -------------

                 VENEZUELA - 2.4%
        900,000  Republic of Venezuela (USD) .............    8.50%    10/08/14         825,300
      2,150,000  Republic of Venezuela (USD) .............    5.75%    02/26/16       1,601,750


                See Notes to Quarterly Portfolio of Investments

                                                                          Page 4



FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b) - (Continued)
March 31, 2011 (Unaudited)


   PRINCIPAL
     VALUE
    (LOCAL                                                   STATED     STATED        VALUE
   CURRENCY)                    DESCRIPTION                  COUPON    MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------  ----------  -------------

FOREIGN SOVEREIGN BONDS AND NOTES - (CONTINUED)

                 VENEZUELA - (CONTINUED)
        600,000  Republic of Venezuela (USD) .............    7.75%    10/13/19   $     414,900
                                                                                  -------------
                                                                                      2,841,950
                                                                                  -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES..                           44,773,359
                 (Cost $42,628,733)                                               -------------


FOREIGN CORPORATE BONDS AND NOTES (F) - 20.1%

                 BRAZIL - 2.0%
        550,000  Gerdau Trade, Inc. (USD) ................    5.75%    01/30/21         559,625
        350,000  Odebrecht Finance Ltd. (USD) ............    7.50%    09/14/15         356,125
        100,000  Petrobras International Finance Co. (USD)    5.38%    01/27/21         100,285
        630,000  Rearden G Holdings Eins GmbH (USD) ......    7.88%    03/30/20         685,503
        600,000  Virgolino de Oliveira Finance Ltd. (USD)    10.50%    01/28/18         628,500
                 (Cost $42,628,733)                                               -------------
                                                                                      2,330,038
                 (Cost $42,628,733)                                               -------------

                 CHINA - 2.5%
        550,000  China Forestry Holdings Ltd. (USD) ......    7.75%    11/17/15         376,750
        750,000  China Overseas Finance Cayman II Ltd.
                    (USD) ................................    5.50%    11/10/20         731,185
      1,400,000  Sinochem Overseas Capital Co. Ltd. (USD)     4.50%    11/12/20       1,336,252
        200,000  West China Cement Ltd. (USD) ............    7.50%    01/25/16         203,240
        300,000  Yanlord Land Group Ltd. (USD) ...........   10.63%    03/29/18         301,500
                 (Cost $42,628,733)                                               -------------
                                                                                      2,948,927
                 (Cost $42,628,733)                                               -------------

                 COLOMBIA - 0.6%
        600,000  TGI International Ltd. (USD) ............    9.50%    10/03/17         675,000
                 (Cost $42,628,733)                                               -------------

                 DOMINICAN REPUBLIC - 0.7%
        350,000  AES Andres Dominicana/Itabo Dominicana
                    (USD) ................................    9.50%    11/12/20         374,500
        505,000  Cerveceria Nacional Dominicana (USD) (d)    16.00%    03/27/12         472,175
                 (Cost $42,628,733)                                               -------------
                                                                                        846,675
                 (Cost $42,628,733)                                               -------------

                 EL SALVADOR - 0.6%
        650,000  Telemovil Finance Co. Ltd. (USD) ........    8.00%    10/01/17         677,625
                 (Cost $42,628,733)                                               -------------

                 HONG KONG - 0.7%
        620,000  CFG Investment S.A.C. (USD) .............    9.25%    12/19/13         650,380
        200,000  Texhong Textile Group Ltd. (USD) ........    7.63%    01/19/16         203,020
                 (Cost $42,628,733)                                               -------------
                                                                                        853,400
                 (Cost $42,628,733)                                               -------------

                 INDONESIA - 1.8%
        250,000  Indosat Palapa Co. B.V. (USD) ...........    7.38%    07/29/20         275,950
        810,000  Majapahit Holding B.V. (USD) ............    7.75%    10/17/16         913,754
        150,000  PT Adaro Indonesia (USD) ................    7.63%    10/22/19         166,500


                See Notes to Quarterly Portfolio of Investments

                                                                          Page 5



FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b) - (Continued)
March 31, 2011 (Unaudited)


   PRINCIPAL
     VALUE
    (LOCAL                                                   STATED     STATED        VALUE
   CURRENCY)                    DESCRIPTION                  COUPON    MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------  ----------  -------------

FOREIGN CORPORATE BONDS AND NOTES (F) - (CONTINUED)

                 INDONESIA - (CONTINUED)
        650,000  Star Energy Geothermal (Wayang Windu)
                    Ltd. (USD) ...........................   11.50%    02/12/15   $     747,500
                 (Cost $42,628,733)                                               -------------
                                                                                      2,103,704
                 (Cost $42,628,733)                                               -------------

                 KAZAKHSTAN - 1.8%
        504,153  BTA Bank JSC (USD) (g)...................   10.75%    07/01/18         537,553
      1,541,530  BTA Bank JSC (USD) (d) (h)...............    0.00%    07/01/20         133,583
        114,233  BTA Bank JSC (USD) ......................    7.20%    07/01/25          77,964
        200,000  Development Bank of Kazakhstan (USD) ....    5.50%    12/20/15         209,000
        350,000  Halyk Savings Bank of Kazakhstan (USD)...    7.25%    01/28/21         355,250
        200,000  Kazakhstan Temir Zholy (USD) ............    6.38%    10/06/20         209,480
        650,000  Kazmunaygas National Co. (USD) ..........    6.38%    04/09/21         672,750
                 (Cost $42,628,733)                                               -------------
                                                                                      2,195,580
                 (Cost $42,628,733)                                               -------------

                 MEXICO - 1.9%
        450,000  Axtel S.A.B. de C.V. (USD) ..............    9.00%    09/22/19         434,250
        525,000  Corp. Geo S.A. de C.V. (USD) ............    8.88%    09/25/14         584,062
        320,000  Corp. Geo S.A. de C.V. (USD) ............    9.25%    06/30/20         357,600
        150,000  Corporativo Javer S.A. de C.V. (USD) ....   13.00%    08/04/14         181,500
        660,000  Desarrolladora Homex S.A. (USD) .........    9.50%    12/11/19         742,500
                 (Cost $42,628,733)                                               -------------
                                                                                      2,299,912
                 (Cost $42,628,733)                                               -------------

                 PERU - 0.5%
        650,000  Banco de Credito del Peru (USD) .........    4.75%    03/16/16         645,515
                 (Cost $42,628,733)                                               -------------

                 PHILIPPINES - 0.2%
        250,000  Alliance Global Group, Inc. (USD) .......    6.50%    08/18/17         248,614
                 (Cost $42,628,733)                                               -------------

                 QATAR - 1.1%
      1,350,000  Qatari Diar Finance Qsc (USD) ...........    5.00%    07/21/20       1,337,267
                 (Cost $42,628,733)                                               -------------

                 RUSSIA - 1.7%
        450,000  Alfa Bank (USD) .........................    7.88%    09/25/17         478,125
        500,000  Novatek Finance Ltd. (USD) ..............    6.60%    02/03/21         525,675
        200,000  Russian Railways (USD) ..................    5.74%    04/03/17         209,190
        550,000  Severstal Steel Capital (USD) ...........    6.70%    10/25/17         562,375
        200,000  Vimpelcom Ltd. (USD) ....................    6.49%    02/02/16         207,500
                 (Cost $42,628,733)                                               -------------
                                                                                      1,982,865
                 (Cost $42,628,733)                                               -------------

                 TURKEY - 1.0%
        700,000  Akbank T.A.S. (USD) .....................    6.50%    03/09/18         713,685
        500,000  Yasar Holdings (USD) ....................    9.63%    10/07/15         528,125
                 (Cost $42,628,733)                                               -------------
                                                                                      1,241,810
                 (Cost $42,628,733)                                               -------------

                 UKRAINE - 0.6%
        740,000  EX-IM Bank of Ukraine (USD) .............    7.65%    09/07/11         751,055
                 (Cost $42,628,733)                                               -------------


                See Notes to Quarterly Portfolio of Investments

                                                                          Page 6



FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b) - (Continued)
March 31, 2011 (Unaudited)


   PRINCIPAL
     VALUE
    (LOCAL                                                   STATED     STATED        VALUE
   CURRENCY)                    DESCRIPTION                  COUPON    MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------  ----------  -------------

FOREIGN CORPORATE BONDS AND NOTES (F) - (CONTINUED)

                 UNITED ARAB EMIRATES - 0.6%
        750,000  Dubai Electricity & Water Authority (USD)    7.38%    10/21/20   $     728,722
                 (Cost $42,628,733)                                               -------------

                 VENEZUELA - 1.8%
      3,100,000  Petroleos de Venezuela S.A. (USD) .....      8.50%    11/02/17       2,207,200
                 (Cost $42,628,733)                                               -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES .......................     24,073,909
                 (Cost $42,628,733)                                               -------------
                 (Cost $23,661,528)

                 TOTAL INVESTMENTS - 103.1% ....................................    123,734,221
                 (Cost $100,861,358) (i)

                 OUTSTANDING LOAN - (4.8%) .....................................    (5,800,000)

                 NET OTHER ASSETS AND LIABILITIES - 1.7% .......................      2,111,260
                 (Cost $42,628,733)                                               -------------

                 NET ASSETS - 100.0% ...........................................  $ 120,045,481
                                                                                  =============

----------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) All of these securities are available to serve as collateral for the outstanding loan.
(c)   Non-income producing security.
(d) Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2011.
(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(f) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.
(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at March 31, 2011.
(h) Recovery units issued under BTA Bank's restructuring plan. Recovery payments are dependent on future performance.
(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federincome tax purposes. As of March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,424,957 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,552,094.

ADR   American Depositary Receipt

Currency Abbreviations
      ARS   Argentine Peso           UYU   Uruguayan Peso
      BRL   Brazilian Real           ZAR   South African Rand
      HUF   Hungarian Forint
      IDR   Indonesian Rupiah
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      PLN   Polish Zloty
      TRY   Turkish Lira
      USD   United States Dollar



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b) - (Continued)
March 31, 2011 (Unaudited)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                  ASSETS TABLE

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                  3/31/2011       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $  54,886,953  $  54,886,953  $          --  $          --
Foreign Sovereign Bonds and Notes*............     44,773,359             --     44,773,359             --
Foreign Corporate Bonds and Notes*............     24,073,909             --     24,073,909             --
                                                -------------  -------------  -------------  -------------

Total Investments.............................    123,734,221     54,886,953     68,847,268             --

Forward Foreign Currency Contracts**..........         18,303             --         18,303             --
                                                -------------  -------------  -------------  -------------

Total.........................................  $ 123,752,524  $  54,886,953  $  68,865,571  $          --
                                                =============  =============  =============  =============

                               LIABILITIES TABLE

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                  3/31/2011       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Forward Foreign Currency Contracts**..........  $    (196,434) $          --  $    (196,434) $          --
                                                =============  =============  =============  =============

* See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
Portfolio of Investments (a) (b) - (Continued)
March 31, 2011 (Unaudited)


                                                  % of Total
Industry Classification                           Investments
------------------------------------------------  -----------
Government Bonds and Notes                           36.2%
Commercial Banks                                     10.5
Oil, Gas & Consumable Fuels                           9.4
Real Estate Management & Development                  4.9
Semiconductors & Semiconductor Equipment              3.4
Wireless Telecommunication Services                   2.8
Metals & Mining                                       2.8
Food & Staples Retailing                              2.6
Diversified Financial Services                        2.3
Electric Utilities                                    2.2
Construction Materials                                2.1
Automobiles                                           2.1
Tobacco                                               1.7
Beverages                                             1.7
Pharmaceuticals                                       1.7
Household Durables                                    1.4
Diversified Telecommunication Services                1.1
Diversified Operations                                1.1
Food Products                                         1.0
Transportation Infrastructure                         1.0
Specialty Retail                                      1.0
Energy Equipment & Services                           0.9
Insurance                                             0.8
Household Products                                    0.8
Multiline Retail                                      0.7
Thrifts & Mortgage Finance                            0.7
Import/Export Bank                                    0.6
IT Services                                           0.6
Chemicals                                             0.6
Road & Rail                                           0.3
Paper & Forest Products                               0.3
Construction & Engineering                            0.3
Special Purpose Banks                                 0.2
Textiles, Apparel & Luxury Goods                      0.2
------------------------------------------------  -----------
                                           Total    100.0%
                                                  ===========


                                    FORWARD FOREIGN CURRENCY CONTRACTS
                          -------------------------------------------------------
                                                                    PURCHASE             SALE            UNREALIZED
SETTLEMENT                     AMOUNT             AMOUNT           VALUE AS OF        VALUE AS OF       APPRECIATION/
   DATE     COUNTERPARTY    PURCHASED (a)        SOLD (a)        MARCH 31, 2011     MARCH 31, 2011     (DEPRECIATION)
----------  ------------  -----------------  -----------------  -----------------  -----------------  -----------------
 04/21/11   CIT           PLN     2,470,000  USD       849,966    $     868,269      $     849,966      $      18,303
 06/03/11   JPM           USD     2,259,947  BRL     3,834,000        2,259,947          2,315,809            (55,862)
 04/21/11   CIT           USD        70,225  HUF    14,420,000           70,225             76,651             (6,426)
 06/03/11   JPM           USD       748,070  IDR 6,734,876,000          748,070            764,892            (16,822)
 04/21/11   CIT           USD     1,502,829  PLN     4,383,000        1,502,829          1,540,738            (37,909)
 04/21/11   CIT           USD     2,086,416  ZAR    14,578,000        2,086,416          2,148,490            (62,074)
 04/21/11   JPM           USD       338,757  ZAR     2,409,000          338,757            356,098            (17,341)
                                                                                                        -------------
Net Unrealized Appreciation (Depreciation)..........................................................    $    (178,131)
                                                                                                        =============


(a) Please see page 7 for currency descriptions.


Counterparty Abbreviations:
           CIT   Citibank, NA
           JPM   JPMorgan Chase

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2011 (UNAUDITED)


A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). All securities of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's securities will be valued as follows:

      Bond, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

          1)  benchmark yields;

          2)  reported trades;

          3)  broker/dealer quotes;

          4)  issuer spreads;

          5)  benchmark securities;

          6)  bids and offers; and

          7)  reference data including market research publications.

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Currency linked notes, credit linked notes, interest rate swaps and credit default swaps, if any, are valued using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent pricing service.

      Debt securities having a remaining maturity of sixty days or less when purchased or valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

          1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

          2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

          3)  the type, size and cost of security;

          4) the financial statements of the issuer, or the financial condition of the country of issue;

          5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2011 (UNAUDITED)


          6) the information as to any transactions in or offers for the security;

          7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

          8)  the coupon payments;

          9) the quality, value and salability of collateral, if any, securing the security;

          10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

          11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

          12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

          13) other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

          1)  the type of security;

          2)  the size of the holding;

          3)  the initial cost of the security;

          4)  transactions in comparable securities;

          5)  price quotes from dealers and/or pricing services;

          6)  relationships among various securities;

          7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

          8)  an analysis of the issuer's financial statements; and

          9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign securities, the following additional information may be considered:

          1) the value of similar foreign securities traded on other foreign markets;

          2)  ADR trading of similar securities;

          3)  foreign currency exchange activity;

          4) the trading prices of financial products that are tied to baskets of foreign securities;

          5) factors relating to the event that precipitated the pricing problem;

          6)  whether the event is likely to recur; and

          7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o   Quoted prices for similar securities in active markets.

          o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of March 31, 2011, is included with the Fund's Portfolio of Investments.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2011 (UNAUDITED)


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At March 31, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities." Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the period ended March 31, 2011, the open and close notional values of forward foreign currency contracts were $17,662,364 and $20,010,665, respectively.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust/Aberdeen Emerging Opportunity Fund
              ----------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          --------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and
                          Chief Executive Officer
                          (principal executive officer)

Date: May 26, 2011
      --------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          --------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and
                          Chief Executive Officer
                          (principal executive officer)

Date: May 26, 2011
      --------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                          --------------------------------------------
                          Mark R. Bradley, Treasurer,
                          Chief Financial Officer and
                          Chief Accounting Officer
                          (principal financial officer)

Date: May 26, 2011
      --------------------


* Print the name and title of each signing officer under his or her signature.